UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - CNY (¥) ¥ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Foreign currency translation adjustments, income taxes	¥ 0	¥ 0